PROPERTY AND EQUIPMENT, NET (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			$ 2,453,034	$ 2,444,566	$ 2,453,034
Accumulated depreciation			(1,028,966)	(1,092,511)	(1,028,966)
Total property and equipment, net			1,424,068	1,352,055	1,424,068
Depreciation expense				77,000	79,600	$ 79,800
Capitalized interest					735	2,000
Impairment of Project Horizon		$ 2,500		2,502	4,981	0
Proceeds from asset sales				1,615	134	$ 216
Land
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			65,485	45,534	65,485
Land improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			97,146	97,838	97,146
Buildings and improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			1,734,673	1,733,924	1,734,673
Furniture and equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			547,719	555,884	547,719
Construction in process
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross			8,011	$ 11,386	$ 8,011
Asset under Construction
Property, Plant and Equipment, Net, by Type [Abstract]
Proceeds from asset sales	$ 1,300
Conceptual Design Work
Property, Plant and Equipment, Net, by Type [Abstract]
Impairment of Project Horizon			$ 5,000